Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Period End Date	dei_DocumentPeriodEndDate	Oct. 31, 2022
Registrant Name	dei_EntityRegistrantName	Direxion Shares ETF Trust
CIK	dei_EntityCentralIndexKey	0001424958
Amendment Flag	dei_AmendmentFlag	false
Document Created Date	dei_DocumentCreationDate	Mar. 02, 2023
Effective Date	dei_DocumentEffectiveDate	Feb. 28, 2023
Prospectus Date	rr_ProspectusDate	Feb. 28, 2023
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A